Quarterly Holdings Report
for

Fidelity® Balanced K6 Fund

May 31, 2020

BAL-K6-QTLY-0720
1.9893901.100

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.4%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	21,921	$676,482
Vonage Holdings Corp. (a)	40,769	392,605
		1,069,087
Entertainment - 1.7%
Activision Blizzard, Inc.	24,536	1,766,101
Electronic Arts, Inc. (a)	3,976	488,571
Live Nation Entertainment, Inc. (a)	939	46,161
Netflix, Inc. (a)	4,406	1,849,330
Sea Ltd. ADR (a)	568	45,326
The Walt Disney Co.	13,728	1,610,294
		5,805,783
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	992	1,422,052
Class C (a)	4,471	6,388,701
ANGI Homeservices, Inc. Class A (a)	23,064	250,244
Eventbrite, Inc. (a)	13,912	119,921
Facebook, Inc. Class A (a)	32,363	7,284,588
IAC/InterActiveCorp (a)	122	32,985
Wise Talent Information Technology Co. Ltd. (a)	63,729	150,995
		15,649,486
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	10,196	262,241
Comcast Corp. Class A	8,704	344,678
Discovery Communications, Inc. Class A (a)	2,836	61,683
Interpublic Group of Companies, Inc.	3,313	56,685
Liberty Media Corp. Liberty Formula One Group Series C (a)	3,148	109,078
Nexstar Broadcasting Group, Inc. Class A	378	31,491
ViacomCBS, Inc. Class B	7,250	150,365
		1,016,221
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)	45,135	618,350
T-Mobile U.S., Inc. (a)	16,515	1,652,161
		2,270,511

TOTAL COMMUNICATION SERVICES		25,811,088

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.1%
Aptiv PLC	5,216	393,026
Distributors - 0.1%
LKQ Corp. (a)	16,460	451,992
Diversified Consumer Services - 0.1%
Afya Ltd.	9,616	188,954
Hotels, Restaurants & Leisure - 1.1%
Boyd Gaming Corp.	3,529	75,450
Churchill Downs, Inc.	2,070	274,627
Compass Group PLC	38,831	569,239
Dunkin' Brands Group, Inc.	5,421	346,239
Marriott International, Inc. Class A	1,056	93,456
McDonald's Corp.	11,340	2,112,869
Starbucks Corp.	2,325	181,327
Vail Resorts, Inc.	604	119,791
		3,772,998
Household Durables - 0.3%
Lennar Corp. Class A	11,426	690,816
Mohawk Industries, Inc. (a)	1,844	171,861
Tempur Sealy International, Inc. (a)	2,725	177,752
		1,040,429
Internet & Direct Marketing Retail - 3.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	548	113,650
Amazon.com, Inc. (a)	3,990	9,745,056
Ocado Group PLC (a)	5,890	159,377
The Booking Holdings, Inc. (a)	731	1,198,416
		11,216,499
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	19,690	181,345
Peloton Interactive, Inc. Class A (a)	7,448	314,231
		495,576
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	11,319	1,107,791
Specialty Retail - 1.8%
Burlington Stores, Inc. (a)	1,608	337,149
Lowe's Companies, Inc.	17,872	2,329,615
The Children's Place Retail Stores, Inc.	524	21,819
The Home Depot, Inc.	6,940	1,724,451
TJX Companies, Inc.	26,094	1,376,719
Ulta Beauty, Inc. (a)	1,299	316,969
		6,106,722
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	674	282,760
NIKE, Inc. Class B	6,301	621,153
PVH Corp.	3,122	141,957
Tapestry, Inc.	14,851	201,974
		1,247,844

TOTAL CONSUMER DISCRETIONARY		26,021,831

CONSUMER STAPLES - 5.0%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	358	202,173
Keurig Dr. Pepper, Inc.	10,795	301,396
Monster Beverage Corp. (a)	9,396	675,666
PepsiCo, Inc.	17,134	2,253,978
Pernod Ricard SA	1,784	277,444
The Coca-Cola Co.	37,049	1,729,447
		5,440,104
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	5,661	1,746,249
JDE Peet's BV	2,500	87,416
Kroger Co.	14,091	459,648
Performance Food Group Co. (a)	4,326	115,288
Sysco Corp.	6,528	360,084
U.S. Foods Holding Corp. (a)	16,348	312,901
Walmart, Inc.	15,135	1,877,648
		4,959,234
Food Products - 0.5%
Freshpet, Inc. (a)	2,530	195,265
Hilton Food Group PLC	1	16
Lamb Weston Holdings, Inc.	5,377	322,943
Mondelez International, Inc.	21,889	1,140,855
		1,659,079
Household Products - 1.2%
Church & Dwight Co., Inc.	4,264	320,098
Clorox Co.	692	142,725
Energizer Holdings, Inc.	2,749	120,626
Procter & Gamble Co.	28,552	3,309,748
Reckitt Benckiser Group PLC	1,498	134,171
		4,027,368
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	3,730	736,563
Tobacco - 0.1%
Altria Group, Inc.	6,840	267,102

TOTAL CONSUMER STAPLES		17,089,450

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	8,876	146,543
Oceaneering International, Inc. (a)	21,732	139,519
SBM Offshore NV	8,002	109,167
Subsea 7 SA	25,647	147,221
TechnipFMC PLC	2,417	17,886
		560,336
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp. (a)	52,087	40,100
Aker Bp ASA	3,452	55,451
Apache Corp.	25,991	280,443
Canadian Natural Resources Ltd.	19,641	358,769
Cheniere Energy, Inc. (a)	2,236	99,167
Chevron Corp.	4,859	445,570
Enbridge, Inc.	2,370	76,907
Equinor ASA sponsored ADR	25,712	375,138
Exxon Mobil Corp.	52,551	2,389,494
Galp Energia SGPS SA Class B	15,812	188,134
Gibson Energy, Inc.	2,563	39,650
Hess Corp.	13,856	657,744
Kosmos Energy Ltd.	38,092	69,327
Marathon Petroleum Corp.	563	19,784
MEG Energy Corp. (a)	49,791	115,722
Phillips 66 Co.	6,499	508,612
Pioneer Natural Resources Co.	72	6,595
Reliance Industries Ltd.	20,030	387,963
Reliance Industries Ltd. rights (a)	1,335	3,920
Shell Midstream Partners LP	4,493	60,611
Total SA sponsored ADR	15,611	586,661
Tourmaline Oil Corp.	3,282	32,609
Valero Energy Corp.	5,626	374,917
		7,173,288

TOTAL ENERGY		7,733,624

FINANCIALS - 7.2%
Banks - 2.4%
Bank of America Corp.	92,560	2,232,547
Citigroup, Inc.	43,526	2,085,331
Comerica, Inc.	9,515	345,870
EFG Eurobank Ergasias SA (a)	273,488	115,362
First Horizon National Corp.	12,949	121,073
Huntington Bancshares, Inc.	26,952	239,603
KeyCorp	34,418	407,853
M&T Bank Corp.	3,002	317,191
Signature Bank	2,006	206,437
Societe Generale Series A	4,237	62,677
Synovus Financial Corp.	5,429	104,183
Truist Financial Corp.	25,248	928,621
Wells Fargo & Co.	42,211	1,117,325
		8,284,073
Capital Markets - 1.8%
Apollo Global Management LLC Class A	2,938	139,849
Bank of New York Mellon Corp.	48,951	1,819,509
BlackRock, Inc. Class A	1,235	652,870
Cboe Global Markets, Inc.	8,059	857,961
Intercontinental Exchange, Inc.	7,464	725,874
Invesco Ltd.	12,631	100,669
Morgan Stanley	27,283	1,205,909
Virtu Financial, Inc. Class A	23,449	559,259
		6,061,900
Consumer Finance - 1.4%
360 Finance, Inc. ADR (a)	6,479	65,114
Ally Financial, Inc.	23,477	409,439
American Express Co.	3,684	350,238
Capital One Financial Corp.	42,105	2,864,824
Discover Financial Services	4,940	234,699
OneMain Holdings, Inc.	30,351	708,089
Shriram Transport Finance Co. Ltd.	11,952	90,472
SLM Corp.	39,835	301,949
		5,024,824
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class A (a)	1	278,640
Insurance - 1.5%
American International Group, Inc.	15,957	479,667
Fairfax Financial Holdings Ltd. (sub. vtg.)	537	149,171
Hartford Financial Services Group, Inc.	14,236	545,096
Marsh & McLennan Companies, Inc.	8,850	937,392
MetLife, Inc.	8,774	315,952
The Travelers Companies, Inc.	14,874	1,591,221
Willis Group Holdings PLC	5,007	1,015,920
		5,034,419

TOTAL FINANCIALS		24,683,856

HEALTH CARE - 10.9%
Biotechnology - 2.3%
Acceleron Pharma, Inc. (a)	1,228	121,363
Alexion Pharmaceuticals, Inc. (a)	8,571	1,027,663
Amgen, Inc.	10,662	2,449,061
Argenx SE ADR (a)	429	94,080
Biogen, Inc. (a)	1,664	510,998
Global Blood Therapeutics, Inc. (a)	7,235	505,871
PTC Therapeutics, Inc. (a)	6,199	314,351
Regeneron Pharmaceuticals, Inc. (a)	2,454	1,503,836
Vertex Pharmaceuticals, Inc. (a)	5,245	1,510,350
		8,037,573
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	17,363	1,648,096
Becton, Dickinson & Co.	7,345	1,813,701
Boston Scientific Corp. (a)	44,616	1,694,962
DexCom, Inc. (a)	1,152	435,813
Haemonetics Corp. (a)	2,968	325,530
Intuitive Surgical, Inc. (a)	2,488	1,443,115
Masimo Corp. (a)	980	235,386
Nevro Corp. (a)	2,400	301,440
Stryker Corp.	1,997	390,873
		8,288,916
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	5,546	528,756
Centene Corp. (a)	7,686	509,198
Cigna Corp.	7,880	1,554,882
HCA Holdings, Inc.	6,727	719,116
Humana, Inc.	5,045	2,071,729
UnitedHealth Group, Inc.	14,690	4,478,247
		9,861,928
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	4,626	1,615,353
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	33,566	1,832,704
Bristol-Myers Squibb Co.	38,676	2,309,731
Eli Lilly & Co.	14,222	2,175,255
Horizon Pharma PLC (a)	18,223	924,453
MyoKardia, Inc. (a)	607	62,090
Roche Holding AG (participation certificate)	4,949	1,717,906
Zoetis, Inc. Class A	6,630	924,156
		9,946,295

TOTAL HEALTH CARE		37,750,065

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.3%
General Dynamics Corp.	4,156	610,225
Textron, Inc.	3,146	97,432
The Boeing Co.	2,685	391,607
		1,099,264
Air Freight & Logistics - 0.5%
FedEx Corp.	12,183	1,590,612
Building Products - 0.1%
Carrier Global Corp. (a)	20,319	415,930
Construction & Engineering - 0.8%
AECOM (a)	62,661	2,429,367
Granite Construction, Inc.	21,359	375,918
		2,805,285
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	56,377	2,009,840
Sunrun, Inc. (a)	6,847	114,345
Vivint Solar, Inc. (a)(b)	118,546	891,466
		3,015,651
Industrial Conglomerates - 0.6%
3M Co.	1,653	258,595
General Electric Co.	251,774	1,654,155
		1,912,750
Machinery - 0.9%
Allison Transmission Holdings, Inc.	45,179	1,704,152
Caterpillar, Inc.	2,966	356,306
Colfax Corp. (a)	20,035	562,182
Fortive Corp.	3,239	197,514
Otis Worldwide Corp.	1,986	104,563
		2,924,717
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	1,118	1,102,262
Professional Services - 0.4%
Nielsen Holdings PLC	101,906	1,415,474
Road & Rail - 2.2%
CSX Corp.	1,533	109,732
Lyft, Inc. (a)	22,637	707,633
Norfolk Southern Corp.	11,254	2,006,476
Uber Technologies, Inc.	125,532	4,559,322
Union Pacific Corp.	2,102	357,046
		7,740,209
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	43,903	1,392,164

TOTAL INDUSTRIALS		25,414,318

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.1%
Ericsson (B Shares) sponsored ADR	18,175	166,120
Lumentum Holdings, Inc. (a)	534	39,153
		205,273
Electronic Equipment & Components - 1.3%
Flextronics International Ltd. (a)	96,621	938,190
II-VI, Inc. (a)	21,175	1,006,448
Insight Enterprises, Inc. (a)	4,180	214,267
Jabil, Inc.	76,975	2,303,092
		4,461,997
IT Services - 2.2%
DXC Technology Co.	6,742	95,804
Fidelity National Information Services, Inc.	14,782	2,052,185
Genpact Ltd.	34,432	1,237,830
Global Payments, Inc.	2,923	524,649
GoDaddy, Inc. (a)	13,603	1,050,832
PayPal Holdings, Inc. (a)	8,794	1,363,158
Sabre Corp.	24,764	172,605
Twilio, Inc. Class A (a)	5,195	1,026,532
Worldline SA (a)(c)	2,917	217,336
		7,740,931
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	6,621	356,210
Applied Materials, Inc.	8,813	495,114
Cirrus Logic, Inc. (a)	3,123	226,355
Lam Research Corp.	692	189,380
Marvell Technology Group Ltd.	35,133	1,146,038
MediaTek, Inc.	12,704	196,268
Micron Technology, Inc. (a)	32,560	1,559,950
NVIDIA Corp.	6,378	2,264,318
NXP Semiconductors NV	11,864	1,140,130
ON Semiconductor Corp. (a)	14,316	236,071
Qualcomm, Inc.	7,117	575,623
Sanken Electric Co. Ltd.	880	20,334
Skyworks Solutions, Inc.	912	108,108
STMicroelectronics NV (France)	4,835	120,077
Xilinx, Inc.	520	47,814
		8,681,790
Software - 7.4%
Adobe, Inc. (a)	3,859	1,491,889
Autodesk, Inc. (a)	3,789	797,130
Citrix Systems, Inc.	2,253	333,714
Cloudflare, Inc. (a)	15,424	448,376
Elastic NV (a)	6,444	553,668
LivePerson, Inc. (a)	23,931	896,216
Microsoft Corp.	80,043	14,667,887
Nortonlifelock, Inc.	31,629	720,509
Nuance Communications, Inc. (a)	15,417	352,741
Nutanix, Inc. Class A (a)	1,432	34,454
Oracle Corp.	23,698	1,274,241
RingCentral, Inc. (a)	303	83,098
Salesforce.com, Inc. (a)	9,965	1,741,782
Snowflake Computing, Inc. Class B (d)(e)	142	5,505
SS&C Technologies Holdings, Inc.	3,877	224,459
SurveyMonkey (a)	7,840	157,976
Talend SA ADR (a)	688	21,211
Workday, Inc. Class A (a)	1,129	207,092
Workiva, Inc. (a)	2,174	96,830
Yext, Inc. (a)	16,667	263,172
Zendesk, Inc. (a)	12,967	1,111,920
		25,483,870
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	38,695	12,302,688
HP, Inc.	21,094	319,363
Western Digital Corp.	17,890	793,779
Xerox Holdings Corp.	1,854	29,442
		13,445,272

TOTAL INFORMATION TECHNOLOGY		60,019,133

MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,984	479,434
Albemarle Corp. U.S. (b)	2,250	172,170
Amyris, Inc. (a)(b)	102,981	384,119
Ecolab, Inc.	2,828	601,176
FMC Corp.	2,861	281,551
Innospec, Inc.	3,032	233,737
Linde PLC	4,225	854,887
Livent Corp. (a)	72,242	486,911
Sherwin-Williams Co.	511	303,457
		3,797,442
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,631	313,299
Summit Materials, Inc. (a)	14,934	226,847
Vulcan Materials Co.	2,499	270,692
		810,838
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	6,964	455,655
Metals & Mining - 0.5%
Commercial Metals Co.	10,804	185,397
First Quantum Minerals Ltd.	37,231	218,219
Freeport-McMoRan, Inc.	27,284	247,466
Kaiser Aluminum Corp.	2,107	151,177
Newmont Corp.	14,475	846,353
Reliance Steel & Aluminum Co.	2,008	194,776
		1,843,388

TOTAL MATERIALS		6,907,323

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	2,473	380,150
American Homes 4 Rent Class A	5,132	129,532
American Tower Corp.	6,053	1,562,703
Corporate Office Properties Trust (SBI)	14,231	355,348
CubeSmart	7,083	201,582
Digital Realty Trust, Inc.	3,669	526,722
Equinix, Inc.	1,123	783,438
Equity Lifestyle Properties, Inc.	3,413	212,630
Lexington Corporate Properties Trust	3,065	29,792
Potlatch Corp.	5,377	182,764
Prologis, Inc.	9,884	904,386
SBA Communications Corp. Class A	1,805	567,005
VICI Properties, Inc.	4,810	94,372
Weyerhaeuser Co.	29,335	592,274
		6,522,698
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	29,693	304,353

TOTAL REAL ESTATE		6,827,051

UTILITIES - 2.3%
Electric Utilities - 1.6%
Edison International	11,419	663,558
Entergy Corp.	4,448	452,895
Evergy, Inc.	10,995	678,282
Exelon Corp.	22,125	847,609
FirstEnergy Corp.	15,348	648,606
NextEra Energy, Inc.	6,343	1,621,017
NRG Energy, Inc.	3,526	127,112
Southern Co.	10,978	626,514
		5,665,593
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	12,181	152,141
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	6,640	118,059
CenterPoint Energy, Inc. (d)	13,149	210,410
Dominion Energy, Inc.	14,297	1,215,388
Sempra Energy	5,571	703,673
		2,247,530

TOTAL UTILITIES		8,065,264

TOTAL COMMON STOCKS
(Cost $229,730,947)		246,323,003

Fixed-Income Funds - 28.7%
Fidelity High Income Central Fund (f)	81,328	8,231,992
Fidelity Investment Grade Bond Central Fund (f)	781,188	90,672,532
TOTAL FIXED-INCOME FUNDS
(Cost $97,210,009)		98,904,524

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.11% (g)	3,100,592	3,101,212
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	1,191,267	1,191,386
TOTAL MONEY MARKET FUNDS
(Cost $4,292,598)		4,292,598
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $331,233,554)		349,520,125
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,400,679)
NET ASSETS - 100%		$345,119,446

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,336 or 0.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,915 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CenterPoint Energy, Inc.	5/7/20	$211,436
Snowflake Computing, Inc. Class B	3/19/20	$5,508

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,192
Fidelity High Income Central Fund	295,634
Fidelity Investment Grade Bond Central Fund	1,551,977
Fidelity Securities Lending Cash Central Fund	9,644
Total	$1,893,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$44,546	$8,892,861	$--	$--	$(705,415)	$8,231,992	0.3%
Fidelity Investment Grade Bond Central Fund	503,800	100,368,822	12,123,128	(461,938)	2,384,976	90,672,532	0.3%
Total	$548,346	$109,261,683	$12,123,128	$(461,938)	$1,679,561	$98,904,524

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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